Financial Risk Management, Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2022
Financial Risk Management, Objectives and Policies [Abstract]
Schedule of changes in the fair value of monetary assets and liabilities
2022	Change in US$ rate	Effect on consolidated profit before tax
U.S. Dollar	%	S/(000)

	+5	1,638
	+10	3,276
	-5	(1,638)
	-10	(3,276)

2021	Change in US$ rate	Effect on consolidated profit before tax
U.S. Dollar	%	S/(000)

	+5	7,695
	+10	15,391
	-5	(7,695)
	-10	(15,391)

Schedule of maturity profile of the Group’s financial liabilities based on contractual undiscounted payments
	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

As of December 31, 2022
Financial obligations	414,290	116,818	326,544	651,638	1,509,290
Interest	36,222	45,282	213,427	119,201	414,132
Derivative financial instruments	7,473	-	-	-	7,473
Trade and other payables	231,698	41,510	-	-	273,208
Lease liabilities	502	1,503	2,350	-	4,355

As of December 31, 2021
Financial obligations	159,000	291,964	414,290	570,000	1,435,254
Interest	31,255	35,147	166,252	154,851	387,505
Derivative financial instruments	7,821	7,821	7,821	-	23,463
Trade and other payables	175,975	42,941	-	-	218,916
Lease liabilities	465	1,391	3,973		5,829

Schedule of financial derivative instruments in the table below are the gross undiscounted cash flows
	Less than 3 months	3 to 12 months	1 to 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)

As of December 31, 2022
Inflows	88,968	-	-	88,968
Outflows	(1,627)	-	-	(1,627)
Net	87,341	-	-	87,341

Discounted at the applicable interbank rates	86,893	-	-	86,893

As of December 31, 2021
Inflows	-	-	125,537	125,537
Outflows	(1,703)	(7,908)	(7,992)	(17,603)
Net	(1,703)	(7,908)	117,545	107,934

Discounted at the applicable interbank rates	(1,695)	(7,716)	116,012	106,601

Schedule of Changes in liabilities arising from financing activities
	Balance as of January 1,	Distribution of dividends	Finance cost on cross currency swaps	Cash inflow	Cash outflow	Movement of foreign currency	Amortization of costs of issuance of senior notes	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2022
Hedge finance cost payable	6,213	-	15,155	-	(15,390)	-	-	5,978
Dividends payable	9,550	179,805	-	229	(179,820)	-	-	9,764
Interest-bearing loans	1,545,355	-	-	525,000	(448,984)	(25,407)	(2,793)	1,593,171

2021
Hedge finance cost payable	6,381	-	15,046	-	(15,214)	-	-	6,213
Dividends payable	7,686	338,204	-	481	(336,821)	-	-	9,550
Interest-bearing loans	1,268,584	-	-	220,000	-	55,955	816	1,545,355